PRINCIPAL ACCOUNTING POLICIES - Movement of accrued warranty cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PRINCIPAL ACCOUNTING POLICIES
Utilization	¥ (199,000)	¥ (277,000)	¥ (222,000)
Solar modules
PRINCIPAL ACCOUNTING POLICIES
At beginning of year	2,361,596	2,381,254	1,641,721
Additions	802,051	1,245,880	1,348,516
Utilization	(198,606)	(276,554)	(222,073)
Reversal to selling and marketing expense	(1,132,838)	(988,984)	(386,910)
At end of year	1,832,203	2,361,596	2,381,254
ESS products
PRINCIPAL ACCOUNTING POLICIES
At beginning of year	43,040	25,440	2,254
Additions	1,411	19,165	23,186
Utilization	(3,224)	(1,565)	0
Reversal to selling and marketing expense	(7,725)
At end of year	¥ 33,502	¥ 43,040	¥ 25,440